DIVESTITURE & ACQUISITIONS - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	May 20, 2025	Dec. 01, 2022	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture business			$ 0	$ 4,943	$ 4,975
Gains from business divestiture			$ 0	$ 0	$ 4,768
Groupsense Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business combination, equity interest acquired, percentage	100.00%
Total consideration	$ 4,414
Business combination, contingent consideration, maximum amount	$ 5,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | SIS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture business		$ 42,400
Divestiture business holdback		4,700
Divestiture business consideration		$ 47,100